Property and Equipment (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Depreciation and amortization expense	$ 42,469	$ 40,978	$ 166,535	$ 111,311
Property, Plant and Equipment [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Depreciation and amortization expense	$ 42,000	$ 40,000	166,000	111,000
Cost of Sales [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Depreciation expense			36,000	52,000
General and Administrative Expense [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Depreciation expense			29,000	26,000
Research and Development Expense [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Depreciation expense			$ 101,000	$ 23,000